Financial instruments and financial risk management	12 Months Ended
Mar. 31, 2018
Financial instruments and financial risk management
Financial instruments and financial risk management

10.         Financial instruments and financial risk management

The Company utilises financial instruments to reduce exposures to market risks throughout its business. Borrowings, cash and cash equivalents and liquid investments are used to finance the Company’s operations. Derivative financial instruments are contractual agreements with a value that reflects price movements in an underlying asset. The Company uses derivative financial instruments, principally jet fuel derivatives, interest rate swaps, cross-currency interest rate swaps and forward foreign exchange contracts to manage commodity risks, interest rate risks and currency exposures and to achieve the desired profile of fixed and variable rate borrowings and leases in appropriate currencies. It is the Company’s policy that no speculative trading in financial instruments shall take place.

The main risks attaching to the Company’s financial instruments, the Company’s strategy and approach to managing these risks, and the details of the derivatives employed to hedge against these risks have been disclosed in Note 4 to the consolidated financial statements.

(a)          Financial assets and financial liabilities – fair values

The carrying value and fair value of the Company’s financial assets by class and measurement category at March 31, 2018, 2017 and 2016 were as follows:

		Cash-	Total
	Loans and	Flow	Carrying	Total Fair
	Receivables	Hedges	Value	Value
	€M	€M	€M	€M
At March 31, 2018
Cash and cash equivalents	1,515.0	—	1,515.0	—
Financial asset: cash > 3 months	2,130.5	—	2,130.5	—
Restricted cash	34.6	—	34.6	—
Derivative financial instruments:
- U.S. dollar currency forward contracts	—	4.6	4.6	4.6
- Interest rate swaps	—	0.3	0.3	0.3
- Jet fuel derivative contracts	—	209.8	209.8	209.8
Trade receivables	57.6	—	57.6	—
Other assets	0.3	—	0.3	—
Total financial assets at March 31, 2018	3,738.0	214.7	3,952.7	214.7

		Cash-	Total
	Loans and	Flow	Carrying	Total Fair
	Receivables	Hedges	Value	Value
	€M	€M	€M	€M
At March 31, 2017
Cash and cash equivalents	1,224.0	—	1,224.0	—
Financial asset: cash > 3 months	2,904.5	—	2,904.5	—
Restricted cash	11.8	—	11.8	—
Derivative financial instruments:
- U.S. dollar currency forward contracts	—	239.4	239.4	239.4
- Interest rate swaps	—	11.7	11.7	11.7
- Jet fuel derivative contracts	—	58.2	58.2	58.2
Trade receivables	54.3	—	54.3	—
Other assets	1.0	—	1.0	—
Total financial assets at March 31, 2017	4,195.6	309.3	4,504.9	309.3

		Cash-	Total
	Loans and	Flow	Carrying	Total Fair
	Receivables	Hedges	Value	Value
	€M	€M	€M	€M
At March 31, 2016
Cash and cash equivalents	1,259.2	—	1,259.2	—
Financial asset: cash > 3 months	3,062.3	—	3,062.3	—
Restricted cash	13.0	—	13.0	—
Derivative financial instruments:
- U.S. dollar currency forward contracts	—	346.4	346.4	346.4
- Interest rate swaps	—	8.0	8.0	8.0
- Jet fuel derivative contracts	—	3.2	3.2	3.2
Trade receivables	66.1	—	66.1	—
Other assets	3.4	—	3.4	—
Total financial assets at March 31, 2016	4,404.0	357.6	4,761.6	357.6

The Company has not disclosed the fair value of the financial instruments: cash and cash equivalents, financial assets: cash > 3 months with maturities less than 1 year, restricted cash, trade receivables and other assets because their carrying amounts are a reasonable approximation of their fair values due to the short term nature of the instruments.

The carrying values and fair values of the Company’s financial liabilities by class and category were as follows:

	Liabilities at		Total
	Amortised	Cash-Flow	Carrying	Total Fair
	Cost	Hedges	Value	Value
	€M	€M	€M	€M
At March 31, 2018
Current and non-current maturities of debt	3,963.0	—	3,963.0	4,061.0
Derivative financial instruments:
-U.S. dollar currency forward contracts	—	599.0	599.0	599.0
-Jet fuel derivative contracts	—	—	—	—
-Interest rate swaps	—	7.0	7.0	7.0
Trade payables	249.6	—	249.6	—
Accrued expenses	445.5	—	445.5	—
Total financial liabilities at March 31, 2018	4,658.1	606.0	5,264.1	4,667.0

At March 31, 2017
Current and non-current maturities of debt	4,384.5	—	4,384.5	4,474.4
Derivative financial instruments:
-U.S. dollar currency forward contracts	—	0.5	0.5	0.5
-Jet fuel derivative contracts	—	—	—	—
-Interest rate swaps	—	3.8	3.8	3.8
Trade payables	294.1	—	294.1	—
Accrued expenses	348.0	—	348.0	—
Total financial liabilities at March 31, 2017	5,026.6	4.3	5,030.9	4,478.7

At March 31, 2016
Current and non-current maturities of debt	4,023.0	—	4,023.0	4,115.1
Derivative financial instruments:
-GBP currency forward contracts	—	51.1	51.1	51.1
-Jet fuel derivative contracts	—	599.7	599.7	599.7
-Interest rate swaps	—	16.2	16.2	16.2
Trade payables	230.6	—	230.6	—
Accrued expenses	422.8	—	422.8	—
Total financial liabilities at March 31, 2016	4,676.4	667.0	5,343.4	4,782.1

The Company has not disclosed the fair value for financial liabilities such as trade payables and accrued expenses because their carrying amounts are a reasonable approximation of their fair values due to the short term nature of the instruments.

Estimation of fair values

Fair value is the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.  The following methods and assumptions were used to estimate the fair value of each material class of the Company’s financial instruments:

Financial instruments measured at fair value

Derivatives – interest rate swaps: Discounted cash-flow analyses have been used to determine the fair value, taking into account current market inputs and rates. The Company’s credit risk and counterparty’s credit risk is taken into account when establishing fair value. (Level 2)

Derivatives – currency forwards and aircraft fuel contracts: A comparison of the contracted rate to the market rate for contracts providing a similar risk profile at March 31, 2018 has been used to establish fair value. The Company’s credit risk and counterparty’s credit risk is taken into account when establishing fair value. (Level 2)

Financial instruments not measured at fair value

Fixed-rate long-term debt: The repayments which Ryanair is committed to make have been discounted at the relevant market rates of interest applicable (including credit spreads) at the relevant reporting year end date to arrive at a fair value representing the amount payable to a third party to assume the obligations.

There were no significant changes in the business or economic circumstances during the year to March 31, 2018 that affect the fair value of the Company’s Financial Assets and Financial Liabilities.

The table below analyses financial instruments carried at fair value in the balance sheet categorised by the type of valuation method used. The different valuation levels are defined as follows:

•	Level 1: Inputs are based on unadjusted quoted prices in active markets for identical instruments.

•

Level 2: Inputs are based on quoted prices for identical or similar instruments in markets that are not active, quoted prices for similar instruments in active markets, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the asset or liability.

•	Level 3: Inputs for the asset or liability are not based on observable market data.

	Level 1	Level 2	Level 3	Total
	€M	€M	€M	€M
At March 31, 2018
Assets measured at fair value
Cash-flow hedges – U.S. dollar currency forward contracts	—	4.6	—	4.6
Cash-flow hedges – jet fuel derivative contracts	—	209.8	—	209.8
Cash-flow hedges – interest rate swaps	—	0.3	—	0.3
	—	214.7	—	214.7
Liabilities measured at fair value
Cash-flow hedges – U.S. dollar currency forward contracts	—	599.0	—	599.0
Cash-flow hedges – jet fuel derivative contracts	—	—	—	—
Cash-flow hedges – interest rate swaps	—	7.0	—	7.0
	—	606.0	—	606.0
Liabilities not measured at fair value
Long-term debt	—	4,061.0	—	4,061.0
	—	4,881.7	—	4,881.7

During the year ended March 31, 2018, there were no transfers between Level 1 and Level 2 fair-value measurements, and no transfers into or out of Level 3 fair-value measurement.

	Level 1	Level 2	Level 3	Total
	€M	€M	€M	€M
At March 31, 2017
Assets measured at fair value
Cash-flow hedges – U.S. dollar currency forward contracts	—	239.3	—	239.3
Cash-flow hedges – jet fuel derivative contracts	—	58.2	—	58.2
Cash-flow hedges – interest rate swaps	—	11.8	—	11.8
	—	309.3	—	309.3
Liabilities measured at fair value
Cash-flow hedges – U.S. dollar currency forward contracts	—	0.5	—	0.5
Cash-flow hedges – jet fuel derivative contracts	—	—	—	—
Cash-flow hedges – interest rate swaps	—	3.8	—	3.8
	—	4.3	—	4.3
Liabilities not measured at fair value
Long-term debt	—	4,474.4	—	4,474.4
	—	4,788.0	—	4,788.0

During the year ended March 31, 2017, there were no transfers between Level 1 and Level 2 fair-value measurements, and no transfers into or out of Level 3 fair-value measurement.

	Level 1	Level 2	Level 3	Total
	€M	€M	€M	€M
At March 31, 2016
Assets measured at fair value
Cash-flow hedges – U.S. dollar currency forward contracts	—	346.4	—	346.4
Cash-flow hedges – jet fuel derivative contracts	—	3.2	—	3.2
Cash-flow hedges – interest rate swaps	—	8.0	—	8.0
	—	357.6	—	357.6
Liabilities measured at fair value
Cash-flow hedges – GBP currency forward contracts	—	51.1	—	51.1
Cash-flow hedges – jet fuel derivative contracts	—	599.7	—	599.7
Cash-flow hedges – interest rate swaps	—	16.2	—	16.2
	—	667.0	—	667.0
Liabilities not measured at fair value
Long-term debt	—	4,115.1	—	4,115.1
	—	5,139.7	—	5,139.7

During the year ended March 31, 2016, there were no transfers between Level 1 and Level 2 fair-value measurements, and no transfers into or out of Level 3 fair-value measurement.

(b)          Commodity risk

The Company’s exposure to price risk in this regard is primarily for jet fuel used in the normal course of operations.

At the year-end, the Company had the following jet fuel arrangements in place:

	At March 31,
	2018	2017	2016
	€M	€M	€M
Jet fuel forward contracts – fair value	209.8	58.2	(596.5)
	209.8	58.2	(596.5)

All of the above commodity contracts are matched against highly probable forecast commodity cash flows.

(c)          Maturity and interest rate risk profile of financial assets and financial liabilities

At March 31, 2018, the Company had total borrowings of €3,963.0 million (2017: €4,384.5 million; 2016: €4,023.0 million) from various financial institutions and the debt capital markets. Financing for the acquisition of 153 Boeing 737-800 “next generation” aircraft (2017: 174; 2016: 194) was provided on the basis of guarantees granted by the Export-Import Bank of the United States. The guarantees are secured with a first fixed mortgage on the delivered aircraft. The remaining long-term debt relates to three unsecured Eurobonds, two for €850 million and one for  €750 million, 16 aircraft held under finance leases (2017: 22; 2016: 26) and 6 aircraft financed by way of other commercial debt (2017: 6; 2016: 6).

The maturity profile of the Company’s financial liabilities (aircraft provisions, trade payables and accrued expenses) at March 31, 2018 was as follows:

	Weighted
	average
	rate	2019	2020	2021	2022	Thereafter	Total
	(%)	€M	€M	€M	€M	€M	€M
Fixed rate
Secured long term debt	2.56%	84.8	59.9	46.9	48.1	110.7	350.4
Unsecured long term debt	1.33%	24.0	24.0	24.0	867.0	1,627.7	2,566.7
Debt swapped from floating to fixed	0.37%	14.0	14.4	14.9	15.3	15.8	74.4
Long term debt after swaps	1.45%	122.8	98.3	85.8	930.4	1,754.2	2,991.5
Finance leases	2.97%	66.6	(2.8)	115.5	—	—	179.3
Total fixed rate debt		189.4	95.5	201.3	930.4	1,754.2	3,170.8
Floating rate
Secured long term debt		196.4	193.4	174.6	118.8	36.5	719.7
Debt swapped from floating to fixed		(14.0)	(14.4)	(14.9)	(15.3)	(15.8)	(74.4)
Secured long term debt after swaps	0.85%	182.4	179.0	159.7	103.5	20.7	645.3
Finance leases	1.14%	62.8	21.5	62.6	—	—	146.9
Total floating rate debt	0.90%	245.2	200.5	222.3	103.5	20.7	792.2
Total financial liabilities		434.6	296.0	423.6	1,033.9	1,774.9	3,963.0

All of the above debt maturing after 2022 will mature between fiscal year 2022 and fiscal year 2025.

The maturity profile of the Company’s financial liabilities (aircraft provisions, trade payables and accrued expenses) at March 31, 2017 was as follows:

	Weighted
	average
	rate	2018	2019	2020	2021	Thereafter	Total
	(%)	€M	€M	€M	€M	€M	€M
Fixed rate
Secured long term-debt	1.91%	96.2	71.7	46.6	33.4	105.9	353.8
Unsecured long term-debt	1.37%	13.5	13.2	13.2	13.2	2,462.1	2,515.2
Debt swapped from floating to fixed	2.59%	60.1	61.7	63.3	64.9	143.4	393.4
Long-term debt after swaps	1.57%	169.8	146.6	123.1	111.5	2,711.4	3,262.4
Finance leases	2.74%	59.5	66.7	(2.9)	116.0	—	239.3
Total fixed rate debt		229.3	213.3	120.2	227.5	2,711.4	3,501.7
Floating rate
Secured long-term debt		216.0	214.9	212.3	193.8	222.0	1,059.0
Debt swapped from floating to fixed		(60.1)	(61.7)	(63.3)	(64.9)	(143.4)	(393.4)
Secured long-term debt after swaps	0.49%	155.9	153.2	149.0	128.9	78.6	665.6
Finance leases	1.01%	70.7	62.6	21.3	62.6	—	217.2
Total floating rate debt	0.84%	226.6	215.8	170.3	191.5	78.6	882.8
Total financial liabilities		455.9	429.1	290.5	419.0	2,789.9	4,384.5

All of the above debt maturing after 2021 will mature between fiscal year 2021 and fiscal year 2025.

The maturity profile of the Company’s financial liabilities (aircraft provisions, trade payables and accrued expenses) at March 31, 2016 was as follows:

	Weighted
	average
	rate	2017	2018	2019	2020	Thereafter	Total
	(%)	€M	€M	€M	€M	€M	€M
Fixed rate
Secured long term-debt	2.68%	97.1	96.1	71.7	46.6	139.3	450.8
Unsecured long term-debt	1.48%	7.1	7.1	7.1	7.1	1,699.1	1,727.5
Debt swapped from floating to fixed	3.23%	144.9	234.0	157.7	85.7	204.7	827.0
Secured long-term debt after swaps	2.15%	249.1	337.2	236.5	139.4	2,043.1	3,005.3
Finance leases	2.83%	41.8	62.5	66.6	—	110.3	281.2
Total fixed rate debt		290.9	399.7	303.1	139.4	2,153.4	3,286.5
Floating rate
Secured long-term debt		237.0	329.5	248.6	170.4	293.9	1,279.4
Debt swapped from floating to fixed		(144.9)	(234.0)	(157.7)	(85.7)	(204.7)	(827.0)
Secured long-term debt after swaps	0.41%	92.1	95.5	90.9	84.7	89.2	452.4
Finance leases	1.09%	66.9	70.7	62.6	21.3	62.6	284.1
Total floating rate debt	0.71%	159.0	166.2	153.5	106.0	151.8	736.5
Total financial liabilities		449.9	565.9	456.6	245.4	2,305.2	4,023.0

All of the above debt maturing after 2020 will mature between fiscal year 2020 and fiscal year 2025.

The following provides an analysis of changes in borrowings during the year:

	At March 31,
	2018	2017	2016
	€M	€M	€M
Balance at start of year	4,384.5	4,023.0	4,431.6
Loans raised for general corporate purposes– euro	65.2	793.4	—
Repayments of amounts borrowed	(458.9)	(447.1)	(384.9)
Foreign exchange loss/(gain) on conversion of U.S. dollar loans	(27.8)	15.2	(23.7)
Balance at end of year	3,963.0	4,384.5	4,023.0
Less than one year	434.6	455.9	449.9
More than one year	3,528.4	3,928.6	3,573.1
	3,963.0	4,384.5	4,023.0

The maturities of the contractual undiscounted cash flows (including estimated future interest payments on debt) of the Company’s financial liabilities are as follows:

	Total	Total
	Carrying	Contractual
	Value	Cash flows	2019	2020	2021	2022	Thereafter
At March 31, 2018	€M	€M	€M	€M	€M	€M	€M
Long term debt and finance leases:
-Fixed rate debt (excluding swapped debt)	3,096.4	3,144.9	178.2	82.3	189.3	929.4	1,765.7
-Swapped to fixed rate debt	74.4	74.7	14.1	14.5	15.0	15.4	15.7
- Fixed rate debt 1.54%	3,170.8	3,219.6	192.3	96.8	204.3	944.8	1,781.4
- Floating rate debt 0.90%	792.2	799.3	247.4	202.3	224.3	104.4	20.9
	3,963.0	4,018.9	439.7	299.1	428.6	1,049.2	1,802.3
Derivative financial instruments
- Interest rate swaps	7.0	6.5	2.3	1.3	1.0	0.8	1.1
- Currency forward contracts	599.0	599.0	189.5	105.6	83.1	99.7	121.1
- Commodity forward contracts	—	—	—	—	—	—	—
Trade payables	249.6	249.6	249.6	—	—	—	—
Accrued expenses	445.5	445.5	445.5	—	—	—	—
Total at March 31, 2018	5,264.1	5,319.5	1,326.6	406.0	512.7	1,149.7	1,924.5

	Total	Total
	Carrying	Contractual
	Value	Cash flows	2018	2019	2020	2021	Thereafter
At March 31, 2017	€M	€M	€M	€M	€M	€M	€M
Long term debt and finance leases:
-Fixed rate debt (excluding swapped debt)	3,108.3	3,302.3	205.1	182.6	83.1	186.1	2,645.4
-Swapped to fixed rate debt	393.4	416.5	77.1	65.3	65.0	65.3	143.8
- Fixed rate debt 1.65%	3,501.7	3,718.8	282.2	247.9	148.1	251.4	2,789.2
- Floating rate debt 0.84%	882.8	892.3	230.1	218.6	172.2	192.4	79.0
	4,384.5	4,611.1	512.3	466.5	320.3	443.8	2,868.2
Derivative financial instruments
- Interest rate swaps	3.8	4.9	1.7	2.2	1.0	—	—
- Currency forward contracts	0.5	0.3	0.1	0.2	—	—	—
- Commodity forward contracts	—	—	—	—	—	—	—
Trade payables	294.1	294.1	294.1	—	—	—	—
Accrued expenses	348.0	348.0	348.0	—	—	—	—
Total at March 31, 2017	5,030.9	5,258.4	1,156.2	468.9	321.3	443.8	2,868.2

	Total	Total
	Carrying	Contractual
	Value	Cash flows	2017	2018	2019	2020	Thereafter
At March 31, 2016	€M	€M	€M	€M	€M	€M	€M
Long term debt and finance leases:
-Fixed rate debt (excluding swapped debt)	2,459.5	2,678.4	188.4	199.9	177.8	80.4	2,031.9
-Swapped to fixed rate debt	827.0	849.9	161.9	237.6	159.4	86.0	205.0
- Fixed rate debt 2.20%	3,286.5	3,528.3	350.3	437.5	337.2	166.4	2,236.9
- Floating rate debt 0.71%	736.5	746.2	162.5	168.9	155.4	107.2	152.2
	4,023.0	4,274.5	512.8	606.4	492.6	273.6	2,389.1
Derivative financial instruments
- Interest rate swaps	16.2	14.9	11.1	2.8	1.0	—	—
- Currency forward contracts	51.1	51.1	0.6	50.5	—	—	—
- Commodity forward contracts	599.7	599.7	542.5	57.2	—	—	—
Trade payables	230.6	230.6	230.6	—	—	—	—
Accrued expenses	422.8	422.8	422.8	—	—	—	—
Total at March 31, 2016	5,343.4	5,593.6	1,720.4	716.9	493.6	273.6	2,389.1

Interest rate re-pricing

Floating interest rates on financial liabilities are generally referenced to European inter-bank interest rates (EURIBOR). Secured long-term debt and interest rate swaps typically re-price on a quarterly basis with finance leases re- pricing on a semi-annual basis. We use current interest rate settings on existing floating rate debt at each year-end to calculate contractual cash flows.

Fixed interest rates on financial liabilities are fixed for the duration of the underlying structures (typically between 7 and 12 years).

The Company holds significant cash balances that are invested on a short-term basis. At March 31, 2018, all of the Company’s cash and liquid resources attracted a weighted average interest rate of -0.01% (2017: 0.04%; 2016: 0.19%).

	March 31, 2018		March 31, 2017		March 31, 2016
	Within		Within		Within
	1 year	Total	1 year	Total	1 year	Total
Financial assets	€M	€M	€M	€M	€M	€M
Cash and cash equivalents	1,515.0	1,515.0	1,224.0	1,224.0	1,259.2	1,259.2
Cash > 3 months	2,130.5	2,130.5	2,904.5	2,904.5	3,062.3	3,062.3
Restricted cash	34.6	34.6	11.8	11.8	13.0	13.0
Total financial assets	3,680.1	3,680.1	4,140.3	4,140.3	4,334.5	4,334.5

Interest rates on cash and liquid resources are generally based on the appropriate EURIBOR, LIBOR or bank rates dependent on the principal amounts on deposit.

(d)          Foreign currency risk

The Company has exposure to various foreign currencies (principally U.K. pounds sterling and U.S. dollars) due to the international nature of its operations. The Company manages this risk by matching U.K. pound sterling revenues against U.K. pound sterling costs. Any remaining unmatched U.K. pound sterling revenues are used to fund U.S. dollar currency exposures that arise in relation to fuel, maintenance, aviation insurance and capital expenditure costs or are sold for euro. The Company also sells euro forward to cover certain U.S. dollar costs. Further details of the hedging activity carried out by the Company are disclosed in Note 4 to the consolidated financial statements.

The following table shows the net amount of monetary assets of the Company that are not denominated in euro at March 31, 2018, 2017 and 2016. Such amounts have been translated using the following year-end foreign currency rates in 2018: €/£:0.8756; €/$:1.2321 (2017: €/£: 0.8555;  €/$:1.0691; 2016: €/£: 0.7916; €/$: 1.1385).

	March 31, 2018			March 31, 2017			March 31, 2016
			euro			euro			euro
	GBP	U.S.$	equiv.	GBP	U.S.$	equiv.	GBP	U.S.$	equiv.
	£M	$M	€M	£M	$M	€M	£M	$M	€M
Monetary assets
U.K. pounds sterling cash and liquid resources	12.2	—	13.9	8.0	—	9.4	4.0	—	5.1
U.S. Dollar cash and liquid resources	—	168.0	136.3	—	10.6	10.0	—	4.7	4.2
	12.2	168.0	150.2	8.0	10.6	19.4	4.0	4.7	9.3

The following table shows the net amount of monetary liabilities of the Company that are not denominated in euro at March 31, 2018, 2017 and 2016. Such amounts have been translated using the following year-end foreign currency rates in 2018: €/$1.2321 (2017: €/$1.0691; 2016: €/$: 1.1385).

	March 31, 2018		March 31, 2017		March 31, 2016
		euro		euro		euro
	U.S.$	equiv.	U.S.$	equiv.	U.S.$	equiv.
	$M	€M	$M	€M	$M	€M
Monetary liabilities
U.S dollar long term debt	246.1	199.8	288.8	270.1	330.5	290.3
	246.1	199.8	288.8	270.1	330.5	290.3

The Company has entered into cross currency interest rate swap arrangements to manage exposures to fluctuations in foreign exchange rates on these U.S. dollar denominated floating rate borrowings, together with managing the exposures to fluctuations in interest rates on these U.S. dollar denominated floating rate borrowings.  The fair value of these cross currency interest rate swap instruments at March 31, 2018 was €0.3 million (2017: €11.3 million; 2016: €1.8 million) which has been classified within current assets (2017: current assets; 2016: current assets), specifically derivative assets/liabilities falling due within one year (see Note 4 to the consolidated financial statements).

(f)          Credit risk

The Company holds significant cash balances, which are classified as either cash and cash equivalents or financial assets >3 months. These deposits and other financial instruments (principally certain derivatives and loans as identified above) give rise to credit risk on amounts due from counterparties. Credit risk is managed by limiting the aggregate amount and duration of exposure to any one counterparty through regular review of counterparties’ market-based ratings, Tier 1 capital level and credit default swap rates and by taking into account bank counterparties’ systemic importance to the financial systems of their home countries. The Company typically enters into deposits and derivative contracts with parties that have high investment grade credit rating from the main rating agencies, including Standard & Poor’s, Moody’s and Fitch Ratings. The maximum exposure arising in the event of default on the part of the counterparty is the carrying value of the relevant financial instrument. The Company is authorised to place funds on deposit for periods up to 3 years. The Board of Directors monitors the return on capital as well as the level of dividends to ordinary shareholders on an ongoing basis.

The Company’s revenues derive principally from airline travel on scheduled services, internet income and in-flight and related sales. Revenue is primarily derived from European routes. No individual customer accounts for a significant portion of total revenue.

At March 31, 2018, €0.8 million (2017: €0.8 million; 2016: €0.6 million) of the Company’s total accounts receivable balance were past due, of which €0.2 million (2017: €0.2 million; 2016: €0.1 million) was impaired and provided for and €0.6 million (2017: €0.6 million; 2016: €0.5 million) was past due but not impaired. See Note 7 to the consolidated financial statements.

(g)          Liquidity and capital management

The Company’s cash and liquid resources comprise cash and cash equivalents, short-term investments and restricted cash. The Company defines the capital that it manages as the Company’s long-term debt and equity. The Company’s policy is to maintain a strong capital base so as to maintain investor, creditor and market confidence and to maintain sufficient financial resources to mitigate against risks and unforeseen events.

The Company finances its working capital requirements through a combination of cash generated from operations, bank loans and debt capital market issuances for general corporate purposes including the acquisition of aircraft. The Company had cash and liquid resources at March 31, 2018 of €3,680.1 million (2017: €4,140.3 million; 2016: €4,334.5 million). During the year, the Company funded €1,470.6 million in purchases of property, plant and equipment (2017: €1,449.8 million; 2016: €1,217.7 million). Cash generated from operations has been the principal source for these cash requirements, supplemented primarily by general corporate purposes debt capital markets issuances. During the year, the Company funded €829.1 million in share buybacks (2017: €1,017.9 million; 2016: €1,104.0 million (inclusive of a €398 million B Share Dividend)). Cash generated from operations has been the principal source for these cash requirements.

The Board of Directors periodically reviews the capital structure of the Company, considering the cost of capital and the risks associated with each class of capital. The Board approves any material adjustments to the capital structure in terms of the relative proportions of debt and equity.

Ryanair has generally been able to generate sufficient funds from operations to meet its non-aircraft acquisition- related working capital requirements. Management believes that the working capital available to the Company is sufficient for its present requirements and will be sufficient to meet its anticipated requirements for capital expenditures and other cash requirements for fiscal year 2019.

(h)         Guarantees

Details of the Company’s guarantees and the related accounting have been disclosed in Note 22 to the consolidated financial statements.

(i)           Sensitivity analysis

(i)Interest rate risk: Based on the levels of and composition of year-end interest bearing assets and liabilities, including derivatives, at March 31, 2018, a plus or minus one-percentage-point movement in interest rates would result in a respective increase or decrease of €8.5 million (net of tax) in net interest income and expense in the income statement (2017: €25.8 million; 2016: €29.3 million) and a €0.5 million increase or decrease in equity (2017:  nil; 2016:  €4.8 million). All of the Group’s interest rate swaps are used to swap variable rate debt to fixed rate debt; consequently, any changes in interest rates would have an equal and opposite income statement effect for both the interest rate swaps and the debt.

(ii)Foreign currency risk: A plus or minus change of 10% in relevant foreign currency exchange rates, based on outstanding foreign currency-denominated financial assets and financial liabilities at March 31, 2018 would have no impact on the income statement (net of tax) (2017: nil; 2016: €0.1 million). The same movement of 10% in foreign currency exchange rates would have a positive €866.1 million impact (net of tax) on equity if the rate fell by 10% and a negative €708.6 million impact (net of tax) if the rate increased by 10% (2017: €336.1 million positive or €410.7 negative; 2016: €567.6 million positive or €464.4 million negative).